UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

      261 West 35th Street, 16th Floor, New York, NY 10001
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
                           (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Item 1.     Schedule of Investments.

            Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended January 31, 2007.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Unaudited)

                                                                                JANUARY 31,
                                                               2007                                      2006
                                             ---------------------------------------   ---------------------------------------
                                              Principal     Amortized       Market      Principal     Amortized       Market
                                               Amount         Cost          Value        Amount         Cost          Value
                                             -----------   -----------   -----------   -----------   -----------   -----------
Bethlehem N.Y. Cent
   School District
   5.000%, due November 1, 2015              $   500,000   $   543,516   $   541,675   $   500,000   $   548,476   $   546,550

Cattaraugus Cnty.
   N.Y. Public
   5.200%, due June, 2014                        275,000       292,782       292,240       275,000       294,913       295,941
   5.000%, due June 1, 2015                      275,000       293,920       292,875       275,000       296,491       296,489

City of N.Y. General Purpose
   Unlimited Tax
   6.750%, due February 1, 2009                  500,000       519,441       529,110     1,000,000     1,053,836     1,093,044

City of New York
   Ref Unlimited Tax
   6.000%, due May 15, 2030                      150,000       176,604       161,879       150,000       177,756       166,841

Clarkstown N.Y. Central
   School District
   5.250%, due April 15, 2015                    400,000       431,569       434,376       400,000       435,361       439,124

Cleveland Hill Union
   Free School District
   5,500%, due October 15, 2011                1,480,000     1,496,430     1,557,922     1,480,000     1,499,447     1,594,374

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5-3/4%, due July 1, 2008                          -.-           -.-           -.-     1,000,000       990,491     1,057,730

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000%, due June 1, 2010                       10,000        10,033        10,385       900,000       903,357       963,535
   6.000%, due March 1, 2012                     445,000       491,404       490,070       445,000       500,252       502,672

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
   6.200%, due February 15, 2011               1,070,000     1,067,997     1,167,145     1,070,000     1,067,678     1,199,631

New York City Municipal Water
   6.000%, due June 15, 2009                         -.-           -.-           -.-     2,000,000     2,083,159     2,169,980
    Var. rate, due June 15, 2025                     -.-           -.-           -.-       100,000       100,000       100,000

City of Buffalo
   New York Sewer
   5.000%, due July 1, 2011                    1,110,000     1,167,569     1,163,979     1,110,000     1,180,132     1,188,732


--------------------------------------------------------------------------------

See accountant's report.                                                   - 1 -

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                                             JANUARY 31,
                                                           2007                                      2006
                                          ---------------------------------------   ---------------------------------------
                                           Principal     Amortized       Market      Principal     Amortized       Market
                                            Amount         Cost          Value         Amount        Cost          Value
                                          -----------   -----------   -----------   -----------   -----------   -----------
New York City Municipal
   Water Fin Authority
   Var. rate, , due June 15, 2025         $   100,000   $   100,000   $   100,000   $        --   $        --   $       -.-

Niagara Falls Bridge
   Commission N.Y.
   5.250%, due October 1, 2015              2,000,000     2,105,853     2,146,673     2,000,000     2,103,611     2,179,420

Nassau County Interim
   Finance Authority
   5.75%, due November 15, 2013             1,100,000     1,124,162     1,178,749     1,100,000     1,128,090     1,212,662

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2%, due May 15, 2011                   450,000       444,726       491,807       510,000       504,375       570,628

N.Y.S. Dormitory Authority -
   Pace University
   6.500%, due July 1, 2009                 1,000,000     1,048,052     1,098,330     1,000,000     1,048,052     1,098,330

N.Y.S. Dormitory Authority
   Revs. 5.50%, due May 15, 2018.           1,155,000     1,311,187     1,310,948     1,155,000     1,325,441     1,319,357
         5.0 %, due July 1, 2028            1,745,000     1,833,471     1,872,751           -.-           -.-           -.-
         5.0 %, due July 1, 2021            1,035,000     1,077,207     1,099,780           -.-           -.-           -.-

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750%, due June 15, 2008                  190,000       191,663       195,435       190,000       192,630       200,750
   5.200%, due May 15, 2014                   575,000       625,046       625,732       575,000       631,712       635,157
   5.250%, due December 15, 2012              400,000       438,085       431,944       400,000       444,554       438,036
   5.0 %, due June 22, 2006                 1,000,000     1,062,147     1,072,550           -.-           -.-           -.-

N.Y.S. Dormitory Authority
   Columbia Univ.
   5.000%, due July 1, 2010                 1,000,000     1,115,135     1,142,370     1,000,000     1,044,971     1,060,690

N.Y.S. Dormitory Authority
   City University Gen'l
   5.750%, due July 1, 2013                   215,000       238,933       231,450       215,000       242,596       235,644

N.Y.S. Dormitory Authority -
   Personal Income Tax Ed.
   5.500%, due March 15, 2011               1,000,000     1,062,180     1,066,060     1,000,000     1,076,421     1,087,050


--------------------------------------------------------------------------------

See accountant's report.                                                   - 2 -

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                                             JANUARY 31,
                                                           2007                                      2006
                                          ---------------------------------------   ---------------------------------------
                                           Principal     Amortized       Market      Principal     Amortized       Market
                                            Amount         Cost          Value        Amount         Cost          Value
                                          -----------   -----------   -----------   -----------   -----------   -----------
N.Y.S. Dormitory Authority Revs.
   5.25%, due November 15, 2023          $ 1,400,000   $ 1,522,453   $ 1,488,952   $ 1,400,000   $ 1,529,630     1,506,764

N.Y.S. Local Gov't
   Asst Corp.
   5.500%, due April 1, 2017                 240,000       266,120       269,513       240,000       268,700       272,282
   Var. rate, due April 1, 2025                  -.-           -.-           -.-       100,000       100,000       100,000

Jay St. Dev, Corp
   Var. rate, due May 10, 2021               100,000       100,000       100,000           -.-           -.-           -.-

New York NY Pub IMPT.
   Var. rate, due November 15, 2023          100,000       100,000       100,000       100,000       100,000       100,000

Long Island Power Authority
   Var. rate, due May 12, 2033               100,000       100,000       100,000           -.-           -.-           -.-

N.Y.S. UDC Correction FACS
   6.000%, due January 1, 2012                   -.-           -.-           -.-     1,000,000     1,019,164     1,083,120


Puerto Rico Public
   Bldgs.
   5.000%, due July 1, 2028                  500,000       513,172       522,835       500,000       513,794       521,405

Commonwealth of Puerto Rico, G.O.
   5.500%, due July 1, 2017                  700,000       782,578       789.901       700,000       790,606       794,731
   5.500%, due July 1, 2015                  500,000       554,487       559,125       500,000       560,826       564,600
   6.25%, due July 1, 2015                   285,000       332,845       336,314       285,000       337,826       341,578
   5.000%, due July 1, 2035                1,000,000     1,084,316     1,036,020     1,000,000     1,087,289     1,059,530

Sachem County
   5.25%, due October 15, 2019               500,000       559,512       559,065           -.-           -.-           -.-

Suffolk County Water Authority
   6.000%, due June 1, 2009                1,000,000     1,027,654     1,036,750     1,510,000     1,583,359     1,609,826

Suffolk County Judicial
   FACS Agency
   5.75%, due October 15, 2011             1,340,000     1,358,984     1,420,467     1,340,000     1,361,063     1,454,999

Triborough Bridge or Tunnel
   Authority N.Y. Revs
   5.500%, due January 1, 2017             1,000,000     1,019,463     1,103,440     1,000,000     1,019,592     1,128,050
   6.000%, due January 1, 2012             1,500,000     1,535,239     1,601,955     1,500,000     1,541,325     1,647,687
   5.50 %, due October 15, 2019            1,000,000     1,142,403     1,145,620           -.-           -.-           -.-


--------------------------------------------------------------------------------

See accountant's report.                                                   - 3 -

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                                                 JANUARY 31,
                                                             2007                                         2006
                                          ------------------------------------------   ------------------------------------------
                                           Principal       Amortized       Market       Principal       Amortized       Market
                                             Amount          Cost          Value          Amount          Cost          Value
                                          ------------   ------------   ------------   ------------   ------------   ------------
Metropolitan Transit Auth.
    Var. rate, due November 1, 2029       $         --   $         --   $         --   $    100,000   $    100,000   $    100,000
    Var. rate, due November 1, 2026            100,000        100,000        100,000            -.-            -.-            -.-

Chenango Valley NY
    Central School District
    4.00%, due June 15, 2011                   190,000        195,828        191,573        290,000        299,468        295,667

N.Y.S. Thruway Authority
    Hwy & Bridge
    5.25%, due April 1, 1013                 1,000,000      1,083,207      1,077,730      1,000,000      1,096,709      1,096,680
    5.00%, due April 1, 2017                 1,000,000      1,075,820      1,068,090      1,000,000      1,083,451      1,081,730

Pleasantville, NY
    Public IMPT. Tax
    5.00%, due January 1, 2016                 440,000        478,922        475,900        565,000        620,532        615,929

Municipal Securities Trust CTFS
     Var. rate, due March 15, 2016                 -.-            -.-            -.-        100,000        100,000        100,000

New York St. HSG. Fin Svc Contract
    Var. Rate, due March 15, 2026                  -.-            -.-            -.-        100,000        100,000        100,000

New York City Transl Fin Auth
     Var. rate, due November 15, 2027              -.-            -.-            -.-        100,000        100,000        100,000
     Var. rate, due February 1, 2031               -.-            -.-            -.-        100,000        100,000        100,000
     6.0 %, due January 1, 2032                750,000        821,873        812,790            -.-            -.-            -.-

Nassau Health Care Corp NY Rev
Var. rate, due August 1, 2029                  100,000        100,000        100,000        100,000        100,000        100,000
                                          ------------   ------------   ------------   ------------   ------------   ------------

                                          $ 34,025,000   $ 36,112,367   $ 36,667,545   $ 34,480,000   $ 36,387,136   $ 37,526,945
                                          ============   ============   ============   ============   ============   ============


--------------------------------------------------------------------------------

See accountant's report.                                                   - 4 -

Item 2.     Controls and Procedures.

      (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits.

            Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Tridan Corp.
            --------------------------------------------------------------------

By (Signature and Title)  /s/  Peter Goodman
                        --------------------------------------------------------
                          Peter Goodman, President and Chief Executive Officer

Date  March 29, 2007
      --------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/  Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date  March 29, 2007
      --------------
By (Signature and Title) /s/  Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date  March 29, 2007
      --------------